                           M. S. D. & T. FUNDS, INC.
                                (the "Company")

                         Tax-Exempt Money Market Fund
                         Maryland Tax-Exempt Bond Fund
                       Intermediate Tax-Exempt Bond Fund
                         National Tax-Exempt Bond Fund
                                 (the "Funds")

                      Supplement Dated September 13, 2001
                     To Prospectus Dated September 1, 2000


     This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

     As a result of the destruction of the World Trade Center on September 11, 2001, the New York Stock Exchange (the "Exchange") and the Funds have been temporarily closed for business. Effective September 13, 2001, the Tax-Exempt Money Market Fund is open for business and shares of such Fund may be purchased or sold. Until the Exchange re-opens for business, the Fund may determine to price its shares on weekdays that the Exchange is temporarily closed. On such days, net asset value will be computed, with respect to the Tax-Exempt Money Market Fund, at 11:00 a.m. Eastern Time and 4:00 p.m. Eastern Time. When the Exchange re-opens, net asset value will be computed as described in the Prospectus.
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                           M. S. D. & T. FUNDS, INC.
                                (the "Company")

                            Prime Money Market Fund
                         Government Money Market Fund
                          Limited Maturity Bond Fund
                            Total Return Bond Fund
                                 (the "Funds")

                      Supplement Dated September 13, 2001
                     To Prospectus Dated September 1, 2000


     This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

     As a result of the destruction of the World Trade Center on September 11, 2001, the New York Stock Exchange (the "Exchange") and the Funds have been temporarily closed for business. Effective September 13, 2001, the Prime Money Market and Government Money Market Funds are open for business and shares of such Funds may be purchased or sold. Until the Exchange re-opens for business, one or more of the Funds may determine to price its shares on weekdays that the Exchange is temporarily closed. On such days, net asset value will be computed, with respect to the Prime Money Market and Government Money Market Funds, at 11:00 a.m. Eastern Time and 4:00 p.m. Eastern Time. When the Exchange re-opens, net asset value will be computed as described in the Prospectus.